Operating Segment	6 Months Ended
Jul. 31, 2020
Operating Segment
Operating Segment
7	Operating Segment

Segment information

Identification of reportable operating segments

The consolidated entity’s Directors examined the group’s performance from both sales channel and geographical perspective and identified three reportable segments being retail, wholesale, and e-commerce.

Retail

This segment covers retail and outlet stores located in Australia and New Zealand.

Wholesale

This segment covers wholesale intimates apparel to customers in New Zealand, Australia, Europe and USA.

E-commerce

This segment covers the group’s online retail activities. E-commerce revenue includes revenue from a US brand called Fredericks of Hollywood (FOH) for which Bendon Limited currently has a licence agreement.

These operating segments are based on the internal reports that are reviewed and used by the Chief Executive Officer (who is identified as the Chief Operating Decision Makers (‘CODM’)) in assessing performance and in determining the allocation of resources.

The CODM reviews segment EBITDA (earnings before interest, tax, depreciation and amortisation). The accounting policies adopted for internal reporting to the CODM are consistent with those adopted in the financial statements.

EBITDA is a financial measure which is not prescribed by IFRS and represents the profit adjusted for specific non-cash and significant items. The directors consider EBITDA to reflect the core earnings of the consolidated entity.

The information reported to the CODM is on a monthly basis.

Other Costs and Business Activities

Certain costs are not allocated to our reporting segment results, such as costs associated.

Corporate overheads, which is responsible for centralized functions such as information technology, facilities, legal, finance, human resources, business development, and procurement. These costs also include compensation costs and other miscellaneous operating expenses not charged to our operating segments, as well as interest and tax income and expense.

These costs are included within “unallocated” segment in our segment performance.

Other assets and liabilities

We manage our assets and liabilities on a Group basis, not by segment. CODM does not regularly review any asset or liability information by segment and its preparation is impracticable. Accordingly, we do not report asset and liability information by segment.

(a) Reconciliations

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

Total segment revenue	38,202	47,809
Intersegment eliminations	(3,638)	(5,715)
Total external revenue	34,564	42,094

Intersegment revenue is recognition of inventory moving between New Zealand and Australia.

(b) Reconciliations

Reconciliation of segment EBITDA to the consolidated statements of profit or loss and other comprehensive income:

Management meets on a monthly basis to assess the performance of each segment. Net operating profit does not include non- operating revenue and expenses such as dividends, fair value gains and losses.

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

Adjusted EBITDA	(1,313)	(9,758)
Other reconciling items	(17,100)	(18,210)
Income tax expense	(41)	(761)
Total net loss after tax	(18,454)	(28,729)

Any other reconciling items includes brand transition, finance expenses, impairment expense, depreciation and amortisation, fair value gain/loss on foreign exchange contracts, and unrealised foreign exchange gain/loss that cannot be allocated to segments.

(c) Geographical information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

New Zealand	13,644	14,876
Australia	7,600	9,825
United States	12,998	17,079
Europe	322	314
	34,564	42,094

(d) Segment performance

	Retail NZ $000’s	Wholesale NZ $000’s	e-commerce NZ $000’s	Unallocated NZ $000’s	Total NZ $000’s
For the 6 months ended 31 July 2020
Revenue from external customers	14,863	2,735	16,966	-	34,564
	14,863	2,735	16,966	-	34,564
Cost of sales	(6,701)	(2,071)	(11,280)	(375)	(20,427)
Gross margin	8,162	664	5,686	(375)	14,137
Other segment expenses*	(7,577)	(551)	(6,001)	-	(14,129)
Unallocated expenses
Administrative expenses	-	-	-	(403)	(403)
Corporate expenses	-	-	-	(3,957)	(3,957)
Other income	-	-	-	3,162	3,162
Rent concessions received	-	-	-	722	722
Other foreign exchange loss	-	-	-	(845)	(845)
Adjusted EBITDA	585	113	(315)	(1,696)	(1,313)
Brand transition, restructure and transaction expenses	-	-	-	(8,326)	(8,326)
Finance expense	-	-	-	(4,158)	(4,158)
Impairment expense	-	-	-	(2,815)	(2,815)
Depreciation and amortisation	-	-	-	(4,560)	(4,560)
Unrealised foreign exchange gain/(loss)	-	-	-	2,759	2,759
Profit/(loss) after income tax	585	113	(315)	(18,796)	(18,413)
Income tax expense	-	-	-	(41)	(41)
Profit/(loss) after income tax	585	113	(315)	(18,837)	(18,454)

* Other segment expenses relate to brand management expenses and some corporate expenses.

(e) Segment performance

	Retail NZ $000’s	Wholesale NZ $000’s	e-commerce NZ $000’s	Unallocated NZ $000’s	Total NZ $000’s
For the 6 months ended 31 July 2019
Revenue from external customers	19,000	8,414	14,680	-	42,094
	19,000	8,414	14,680	-	42,094
Cost of sales	(9,827)	(5,869)	(10,417)	(2,016)	(28,129)
Gross margin	9,173	2,545	4,263	(2,016)	13,965
Other segment expenses*	(7,646)	(3,365)	(6,169)	-	(17,180)
Unallocated expenses
Administrative expenses	-	-	-	(558)	(558)
Corporate expenses	-	-	-	(5,656)	(5,656)
Other foreign exchange loss	-	-	-	(329)	(329)
Adjusted EBITDA	1,527	(820)	(1,906)	(8,559)	(9,758)
Brand transition, restructure and transaction expenses	-	-	-	(5,846)	(5,846)
Finance expense	-	-	-	(2,230)	(2,230)
Impairment expense	-	-	-	(6,849)	(6,849)
Depreciation and amortisation	-	-	-	(4,567)	(4,567)
Fair value gain on foreign exchange contracts	-	-	-	729	729
Unrealised foreign exchange gain/(loss)	-	-	-	553	553
Profit/(loss) after income tax	1,527	(820)	(1,906)	(26,769)	(27,968)
Income tax expense	-	-	-	(761)	(761)
Profit/(loss) after income tax	1,527	(820)	(1,906)	(27,530)	(28,729)

* Other segment expenses relate to brand management expenses and some corporate expenses.